Production and operating costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Production And Operating Costs [Line Items]
Well and facilities maintenance	$ 20,262	$ 14,722	$ 13,160
Operation and maintenance	7,756	3,116	2,137
Staff costs (Note 11)	17,725	11,901	8,722
Share-based payment (Note 11)	878	457	622
Royalties	71,836	28,697	11,497
Consumables	17,444	11,902	8,283
Transportation costs	2,628	2,969	2,281
Equipment rental	9,317	5,818	3,868
Safety and Insurance costs	3,878	2,591	2,222
Gas plant costs	5,967	6,069	6,300
Field camp	2,959	2,377	1,687
Non-operated blocks costs	1,327	1,213	1,082
Other costs	12,283	7,155	5,374
Operating expense	$ 174,260	$ 98,987	$ 67,235